Deferred Income Tax and Income Tax Expense - Summary of Movement in Deferred Income Tax Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	₩ 583,760	₩ 563,729
Changes in accounting policy	(374,307)
Statement of operations	15,016	(1,771)	₩ (152,102)
Other comprehensive income	36,115	21,802
Ending	260,584	583,760	563,729
Deferred tax derivative liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(30,520)	(49,188)
Changes in accounting policy	30,520
Statement of operations		49,188
Ending		(30,520)	(49,188)
Deferred tax liabilities available for sale financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(30,520)	(31,702)
Statement of operations		(164)
Other comprehensive income		1,346
Ending		(30,520)	(31,702)
Deferred tax liabilities investment in subsidiaries associates and joint ventures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(96,650)	(50,746)
Statement of operations	2,867	(42,659)
Other comprehensive income	179	(3,245)
Ending	(93,604)	(96,650)	(50,746)
Deferred tax liabilities depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning		(39,498)
Statement of operations	(424)	39,498
Ending	(424)		(39,498)
Deferred tax liabilities advanced depreciation provision [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(248,592)	(225,687)
Statement of operations	(64,592)	(22,905)
Ending	(313,184)	(248,592)	(225,687)
Deferred tax liabilities deposits for severance benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(387,856)	(307,730)
Statement of operations	(11,126)	(80,126)
Ending	(398,982)	(387,856)	(307,730)
Deferred tax liabilities accrued income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(2,150)	(2,024)
Statement of operations	592	(126)
Ending	(1,558)	(2,150)	(2,024)
Deferred tax liabilities reserve for technology and human resource development [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(314)	(747)
Statement of operations	110	433
Ending	(204)	(314)	(747)
Other deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(108,749)	(119,366)
Statement of operations	(175,506)	10,617
Ending	(284,255)	(108,749)	(119,366)
Deferred tax liabilities prepaid expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Changes in accounting policy	(352,139)
Statement of operations	(17,777)
Ending	(369,916)
Deferred tax derivative assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	24,724
Statement of operations	(26,128)	34,572
Other comprehensive income	9,745	(9,848)
Ending	8,341	24,724
Deferred tax assets provision for impairment or trade receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	121,656	110,276
Changes in accounting policy	(9,096)
Statement of operations	(12,673)	11,380
Ending	99,887	121,656	110,276
Deferred tax assets inventory valuation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning		48
Statement of operations	121	(48)
Ending	121		48
Deferred tax assets contribution for construction [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	18,271	18,091
Statement of operations	(1,471)	180
Ending	16,800	18,271	18,091
Deferred tax assets accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	91,039	80,356
Statement of operations		10,683
Ending		91,039	80,356
Deferred Tax Assets Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	24,079	20,221
Statement of operations	12,099	3,858
Ending	36,178	24,079	20,221
Deferred tax assets property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	232,074
Statement of operations	(1,796)
Ending	230,278	232,074
Deferred Tax assets assets retirement obligation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	20,836	18,086
Statement of operations	3,696	2,750
Ending	24,532	20,836	18,086
Deferred tax assets withholding of facilities expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	7,382	6,910
Statement of operations	(773)	472
Ending	6,609	7,382	6,910
Deferred tax assets accrued payroll expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	15,129	25,915
Statement of operations		(10,786)
Ending		15,129	25,915
Deferred tax assets deduction of installment receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning		13,887
Statement of operations	42	(13,887)
Ending	42		13,887
Deferred tax assets property and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	232,074	232,915
Statement of operations		(841)
Ending		232,074	232,915
Deferred tax assets gain or loss foreign currency translation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	143	67,701
Statement of operations	10,529	(67,558)
Ending	10,672	143	67,701
Deferred tax assets deferred revenue [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	26,334	26,113
Changes in accounting policy	15,809
Statement of operations	(2,502)	221
Ending	39,641	26,334	26,113
Deferred tax assets real-estate sales [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	8,698	3,851
Changes in accounting policy	661
Statement of operations	12,369	4,847
Ending	21,728	8,698	3,851
Deferred tax assets tax loss carryforward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	2,699
Statement of operations	1,364	2,699
Ending	4,063	2,699
Other deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	247,702	193,956
Changes in accounting policy	154
Statement of operations	284,742	47,003
Other comprehensive income	(1,049)	6,743
Ending	531,549	247,702	193,956
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	1,458,591	1,390,417
Changes in accounting policy	10,418
Statement of operations	304,035	44,473
Other comprehensive income	51,509	23,701
Ending	1,673,777	1,458,591	1,390,417
Deferred tax assets defined benefit liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	467,049	372,492
Statement of operations	3,980	67,751
Other comprehensive income	42,813	26,806
Ending	513,842	467,049	372,492
Deferred tax assets tax credit carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	150,776	199,599
Statement of operations	(47,878)	(48,823)
Ending	102,898	150,776	199,599
Deferred tax liabilities contract assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Changes in accounting policy	(23,663)
Statement of operations	12,158
Ending	(11,505)
Deferred tax liabilities financial assets at fair value through profit or loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Changes in accounting policy	(30,856)
Statement of operations	30,195
Ending	(661)
Deferred tax liabilities Financial assets at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Changes in accounting policy	(8,587)
Statement of operations	(17,638)
Other comprehensive income	(15,573)
Ending	(41,798)
Deferred tax assets unsettled expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	106,168
Statement of operations	21,729
Ending	127,897	106,168
Deferred tax assets trade receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Changes in accounting policy	2,890
Statement of operations	(1,293)
Ending	1,597
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	432,984
Changes in accounting policy	(374,307)
Statement of operations	62,894
Other comprehensive income	36,115
Ending	157,686	432,984
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(874,831)	(826,688)
Changes in accounting policy	(384,725)
Statement of operations	(241,141)	(46,244)
Other comprehensive income	(15,394)	(1,899)
Ending	₩ (1,516,091)	₩ (874,831)	₩ (826,688)